Inventories (Tables)	3 Months Ended
Mar. 31, 2018
Inventories
	March 31, 2018	December 31, 2017
Materials and supplies	$60,490	$52,230
Work-in-progress	21,100	20,592
Finished goods – concentrates	16,415	14,365
Total inventories	$98,005	$87,187
Less: non-current portion of ore in stockpiles	(14,926)	(14,926)
Inventory recorded as a current asset	$83,079	$72,261